DISCONTINUED OPERATIONS - Discontinued operations statements of income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
Revenues	$ 3,376,483	$ 3,281,550	$ 3,184,853
Income from discontinued operations	3,850	3,685	977
Discontinued operations
DISCONTINUED OPERATIONS
Revenues	19,828	19,778	12,026
Expenses	(14,579)	(14,735)	(10,673)
Income taxes	(1,399)	(1,358)	(376)
Income from discontinued operations	$ 3,850	$ 3,685	$ 977